Intangible assets, net - Schedule of Amortization Expense Recognized (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 1,231	$ 2,101	$ 2,063
Cost of Revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		266	241	243
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		721	415	323
Research and development expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	[1]	$ 244	$ 1,445	$ 1,497

[1]	The intangible assets arising from the acquisition of Kingsoft Cloud Holdings were no longer amortized since October, 2017 due to full impairment, which caused the decrease of amortization expense in research and development expenses in 2018.